ACCRUED SEVERANCE PAY, NET	12 Months Ended
Dec. 31, 2011
ACCRUED SEVERANCE PAY, NET [Abstract]
ACCRUED SEVERANCE PAY, NET
NOTE 5         -   ACCRUED SEVERANCE PAY, NET

The Company's liability for severance pay is calculated in accordance with Israeli law based on the latest salary paid to employees and the length of employment in the Company. For employees joining the Company subsequent to November 2006 the Company adopted the provisions of Section No.14 of the Severance Compensation Act, 1963 ("Section 14"). Section 14 allows the Company to make deposits in the severance pay funds according to the employees' current salary. Such deposits are releasing the Company from any further obligation with this regard. The deposits made are available to the employee at the time when the employer - employee relationship ends, regardless of cause of termination. The Company's liability for severance pay is fully provided for. Part of the liability is funded through individual insurance policies. The policies are assets of the Company and, under labor agreements, subject to certain limitations, they may be transferred to the ownership of the beneficiary employees.

The severance pay expenses for the years ended December 31, 2011, 2010 and 2009 were $15, $52, and $226, respectively.

The Company has no liability for pension expenses to its employees.